Lease Liabilities - Schedule of Consolidated (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated [Line Items]
Lease liability	$ 227,293	$ 452,778
1 year or less [Member]
Schedule of Consolidated [Line Items]
Lease liability	211,265	223,700
Between 1 and 2 years [Member]
Schedule of Consolidated [Line Items]
Lease liability	$ 16,028	212,925
Between 2 and 3 years [Member]
Schedule of Consolidated [Line Items]
Lease liability		16,153
Over 3 years [Member]
Schedule of Consolidated [Line Items]
Lease liability